Hartford Life Insurance Company Separate Account Two:
333-101923	The BB&T Director (Series III and IIIR)
AmSouth Variable Annuity (Series III and IIIR)
The Director Select (Series III and IIIR)
The Director Choice (Series III and IIIR)
The Huntington Director (Series II and IIR)
Fifth Third Director (Series II and IIR)
Wells Fargo Director (Series II and IIR)
Director Ultra
333-105252	Director Epic (Series I and IR)
333-101934	Director Access (Series II and IIR)
Director Choice Access (Series II and IIR)
333-101938	The Director Edge (Series II and IIR)
333-101944	The Director Plus (Series II and IIR)
AmSouth Variable Annuity Plus (Series II and IIR)
The Director Select Plus (Series II and IIR)
333-105253	Director Epic Plus (Series I and IR)
333-101950	The Director Outlook (Series II and IIR)
BB&T Director Outlook (Series II and IIR)
AmSouth Variable Annuity Outlook (Series II and IIR)
Director Select Outlook (Series II and IIR)
Huntington Director Outlook (Series II and IIR)
Classic Director Outlook (Series II and IIR)
Wells Fargo Director Outlook (Series II and IIR)
333-105266	Director Epic Outlook (Series I and IR)
333-69485	The BB&T Director (Series II/IIR)
AmSouth Variable Annuity (Series II and IIR)
The Director Select (Series II/IIR)
The Director Choice (Series II and IIR)
The Huntington Director (Series I and IR)
The Director Solution (Series I and IR)
Director Preferred (Series I and IR)
Director Elite (Series I and IR)
The Wachovia Director (Series I and IR)
Fifth Third Director (Series I and IR)
Director Classic (Series I and IR)
333-45301	Director Access (Series I and IR)
Director Choice Access (Series I and IR)
333-66343	The Director Edge (Series I and IR)
333-91925	The Director Plus (Series I and IR)
AmSouth Variable Annuity Plus (Series I and IR)
The Director Select Plus (Series I and IR)
Director Preferred Plus (Series I and IR)
Director Elite Plus (Series I and IR)
The Director Solution Plus (Series I and IR)
333-39612	The Director Outlook (Series I and IR)
BB&T Director Outlook (Series I and IR)
AmSouth Variable Annuity Outlook (Series I and IR)
Director Select Outlook (Series I and IR)
Huntington Director Outlook (Series I and IR)
Director Elite Outlook (Series I and IR)

The Director Solution Outlook (Series I and IR)
Classic Director Outlook (Series I)
033-73570	The BB&T Director
AmSouth Variable Annuity
The Director Select
The Director Choice
033-19945	The Director (Series I)

Hartford Life Insurance Company Separate Account Seven:
333-69475	Director Focus

Hartford Life and Annuity Insurance Company Separate Account One:
333-101924	Director Preferred (Series II and IIR)
Wells Fargo Director (Series II and IIR)
333-105259	Director Epic (Series I and IR)
333-101935	Director Access (Series II and IIR)
333-101939	The Director Edge (Series II and IIR)
333-101945	Director Preferred Plus (Series II and IIR)

333-105255	Director Epic Plus (Series I and IR)
333-101951	Director Select Outlook (Series II and IIR)
Director Preferred Outlook (Series II and IIR)
Wells Fargo Director Outlook (Series II and IIR)
333-105267	Director Epic Outlook (Series I and IR)
333-69487	The Director Select (Series II and IIR)
The Director Solution (Series I and IR)
Director Preferred (Series I and IR)
Director Elite (Series I and IR)
Wells Fargo Director (Series I and IR)
333-45303	Director Access (Series I and IR)
333-66345	The Director Edge (Series I and IR)
333-91933	The Director Select Plus (Series I and IR)
Director Preferred Plus (Series I and IR)
The Director Solution Plus (Series I and IR)
333-39620	Director Select Outlook (Series I and IR)
Director Preferred Outlook (Series I and IR)
Director Elite Outlook (Series I and IR)
Wells Fargo Director Outlook (Series I and IR)
The Director Solution Outlook (Series I and IR)
033-73568	The Director Select

Product Information Notice Dated July 30, 2008

Product Information Notice Dated July 30, 2009

Reorganization - Hartford LargeCap Growth HLS Fund into Hartford Growth Opportunities HLS Fund

On or about September 15, 2009, shareholders will vote on the proposed reorganization of Hartford LargeCap Growth HLS Fund into Hartford Growth Opportunities HLS Fund. If the proposed reorganization is approved, all assets of the Hartford LargeCap Growth HLS Fund will be transferred into Hartford Growth Opportunities HLS Fund. Shareholders of the Hartford LargeCap Growth HLS Fund will receive shares of Hartford Growth Opportunities HLS Fund. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on or about October 2, 2009.

Due to the reorganization, you will no longer be able to allocate new Premium Payments or make transfers to the Hartford LargeCap Growth HLS Fund Sub-Account, including program trades, on or after the close of business on October 1, 2009. As a result of the reorganization, if any of your Contract Value is currently invested in the Hartford LargeCap Growth HLS Fund Sub-Accounts, that Contract Value will be merged into the Hartford Growth Opportunities HLS Fund Sub-Account. If any portion of your future premium payments is allocated to the Hartford LargeCap Growth HLS Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the close of business on or about October 2, 2009, any transaction that includes an allocation to the Hartford LargeCap Growth HLS Fund Sub-Account will automatically be allocated to the Hartford Growth Opportunities HLS Fund Sub-Account. Effective as of the close of business on or about October 2, 2009, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase®, Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Hartford LargeCap Growth HLS Fund Sub-Account, your enrollment will automatically be updated to reflect the Hartford Growth Opportunities HLS Fund Sub-Account.

In the event that the proposed reorganization is approved, effective as of the close of business on or about October 2, 2009, all references and information contained in the prospectus for your Contract related to the Hartford LargeCap Growth HLS Fund are deleted.

This product information notice should be retained for future reference.

HV-7931